Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset [Abstract]
Schedule of Finite-lived Intangible Asset	Finite-lived Intangible asset:
December 31,
2025
As of December 31, 2024	-
Additions Technology	2,481
Accumulated amortization	(41)
loss of control over discontinued operations	(2,440)
As of December 31, 2025	-